Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 928	$ 97	$ 6
Less accumulated depreciation	(111)	(28)	(2)
Property and equipment, net	817	69	4
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	108	10	6
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	729	87
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	61
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30